Loans - Investment Loans Accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Accrual and non-accrual status
Total	$ 1,467,322	$ 1,560,938
Non-credit impaired loans
Accrual and non-accrual status
Accrual	1,317,302	1,376,180
Non-accrual	26,871	25,296
Total	1,344,173	1,401,476
Credit impaired loans
Accrual and non-accrual status
Accrual	104,553	159,462
Non-accrual	18,596
Total	123,149	159,462
Sutherland
Accrual and non-accrual status
Total	$ 923,465	$ 927,218